Earnings per share (“EPS”)	12 Months Ended
Dec. 31, 2024
Earnings per share (“EPS”)
Earnings per share (“EPS”)

25.    Earnings per share (“EPS”)

	December 31, 2024	December 31, 2023	December 31, 2022
Numerator
Profit attributable to holders of common shares	29,494	26,363	18,707
Denominator
Weighted average common shares for basic EPS	135,283,813	136,419,395	133,186,441
Earnings per share – basic	0.22	0.19	0.14
Numerator
Profit attributable to holders of common shares	29,494	26,363	18,707
Denominator
Weighted average common shares for diluted EPS	137,101,634	139,148,469	134,774,674
Earnings per share – diluted	0.22	0.19	0.14

25.1   Weighted average number of common shares

	December 31, 2024	December 31, 2023	December 31, 2022
Weighted average common shares	135,283,813	136,419,395	133,186,441
Effect of share-based compensation	1,817,821	2,729,074	1,588,233
Weighted average number of common shares	137,101,634	139,148,469	134,774,674